LICENSE AND GRANT REVENUES (Tables)	3 Months Ended
Mar. 31, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Abstract]
Schedule of License and Grant Revenue
The following table summarizes the total revenue recorded in the Company’s consolidated statements of operations (in thousands):

	YEAR ENDED DECEMBER 31,
	2023	2022
License fee revenue
Phylaxis BioScience, LLC	$1,634	$1,101
Chiesi Farmaceutici S.p.A.	166	877
2seventy bio, Inc.	—	200
Total license fee revenue	1,800	2,178
Grant revenue
Congressionally Directed Medical Research Program	—	14
Total grant revenue	—	14
Total revenue	$1,800	$2,192